As filed with the Securities and Exchange Commission on April 13, 2022
File Nos. 002-96634 811-04267

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 90	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 91	[X]

INSTITUTIONAL FIDUCIARY TRUST
(Exact name of Registrant Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650)312-2000
(Registrant’s Telephone Number, Including Area Code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 13, 2022 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date)pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Money Market Portfolios (the Master Fund) has executed this registration statement.

This Amendment to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information (“SAI”) of the Franklin Money Market Fund, a new series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant. This Amendment updates the registration statement of the above-referenced series under the Securities

Act of 1933, and the Investment Company Act of 1940.

PART A AND PART B

Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (“PEA 61”), relating only to the Franklin Money Market Fund a series of the Registrant (the “Fund”), was filed on January 31, 2020 (Accession # 0001379491-20-000358) pursuant to Rule 485(a)(2). Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on April 14, 2020 (Accession # 0000765485-20-000003) for the sole purpose of designating May 14, 2020 as the new effective date for PEA 61; Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was being filed on May 13, 2020 (Accession #0000765485-20-000005) for the sole purpose of designating June 12, 2020 as the new effective date for PEA 61, Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on June 11, 2020 (Accession # 0000765485-20-000011) for the sole purpose of designating July 11, 2020 as the new effective date for PEA 61, Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on July 10, 2020 (Accession #0000765485-20-000014) for the sole purpose of designating August 10, 2020 as the new effective date for PEA 61, and Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed for the sole purpose of designating September 4, 2020 (Accession #0000765485-20-000017) as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on September 3, 2020 (Accession #0000765485-20-000023) for the sole purpose of designating October 2, 2020 as the new effective date for PEA 61. Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on October 1, 2020 (Accession #0000765485-20-000027) for the sole purpose of designating October 30, 2020 as the new effective date for PEA 61. Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on October 29, 2020 (Accession #0000765485-20-000030) for the sole purpose of designating November 27, 2020 as the new effective date for PEA 61. Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on November 25, 2020 (Accession #0000765485-20-000036) for the sole purpose of designating December 24, 2020 as the new effective date for PEA 61. Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on December 23, 2020 (Accession #0000765485-20-000041) for the sole purpose of designating January 22, 2021 as the new effective date for PEA 61. Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on January 21, 2021 (Accession #0000765485-21-000003) for the sole purpose of designating February 19, 2021 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on February 18, 2021 (Accession #0000765485-21-000006) for the sole purpose of designating March 18, 2021 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on March 18, 2021 (Accession #0000765485-21-000012) for the sole purpose of designating April 16, 2021 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 76 to the Registrant’s

Registration Statement on Form N-1A, relating only to the Fund, was filed on April 15, 2021 (Accession #0000765485-21-000015) for the sole purpose of designating May 14, 2021 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on May 13, 2021 (Accession #0000765485-21-000020) for the sole purpose of designating June 11, 2021 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on June 10, 2021 (Accession #0000765485-21-000025) for the sole purpose of designating July 9, 2021 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on July 8, 2021 (Accession #0000765485-21-000028) for the sole purpose of designating August 6, 2021 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on August 5, 2021 (Accession #0000765485-21-000031) for the sole purpose of designating September 3, 2021 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on September 2, 2021 (Accession #0001741773-21-002631) for the sole purpose of designating October 1, 2021 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on September 30, 2021 (Accession #0001741773-21-003032) for the sole purpose of designating October 29, 2021 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on October 28, 2021 (Accession #0001741773-21-003653) for the sole purpose of designating November 26, 2021 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on November 24, 2021 (Accession #0001741773-21-003740) for the sole purpose of designating December 23, 2021 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on December 22, 2021 (Accession #0001741773-21-004200) for the sole purpose of designating January 21, 2022 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on January 20, 2022 (Accession #0001741773-22-000094) for the sole purpose of designating February 18, 2022 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on February 17, 2022 (Accession #0001741773-22-000286) for the sole purpose of designating March 18, 2022 as the new date upon which PEA 61 shall become effective. Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on March 17, 2022 (Accession #0001741773-22-001002) for the sole purpose of designating April 14, 2022 as the new date upon which PEA 61 shall become effective. Pursuant to Rule 485(b)(1)(iii) of the 1933 Act, this Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, is being filed for the sole purpose of designating May 13, 2022 as the new date upon which PEA 61 shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 61, are incorporated herein by reference in their entirety into this filing.

INSTITUTIONAL FIDUCIARY TRUST

FILE NOS. 002-96634 & 811-04267

PART C

OTHER INFORMATION

Item 28.	Exhibits
The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Amended and Restated Declaration of Trust of Institutional Fiduciary Trust, a Delaware statutory trust dated May 18, 2018

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: October 26, 2018

(b)	By-Laws

(i)

Second Amended and Restated By-Laws dated May 18, 2018 of Institutional Fiduciary Trust

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: October 26, 2018

(ii)

Certificate of Amendment of By-Laws of Institutional Fiduciary Trust dated January 17, 2019

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: October 31, 2019

(c)	Instruments Defining Rights of Security Holders

	(i)	Agreement and Declaration of Trust
		(a)	Article III, Shares
		(b)	Article V, Shareholders’ Voting Powers and Meetings
		(c)	Article VI, Net Asset Value, Distributions, Redemptions and Transfers
		(d)	Articles VIII, Certain Transactions – Section 4
		(e)	Articles X, Miscellaneous – Section 4

	(ii)	By-Laws
		(a)	Article II, Meetings of Shareholders
		(b)	Article VI, Records and Reports – Section 1, 2 and 3
		(c)	Article VII, General Matters: - Sections 3, 4, 6 and 7
		(d)	Articles VIII, Amendment – Section 1

	(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contract

(i)

Administration Agreement between Registrant on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 2007

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: October 27, 2008

(ii)

Form of Investment Management Agreement between Registrant on behalf of Franklin Money Market Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: January 31, 2020

(iii)

Amendment to Investment Management Agreement on behalf of Franklin Money Market Fund dated May 13, 2020

Filing: Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A

File 002-96634

Filing Date: October 26, 2021

(e)	Underwriting Contracts

(i)

Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011 with amended Attachment A dated December 2019.

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 002-96634

Filing date: October 27, 2020

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: September 1, 2010

(iii)

Amendment to Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated May 13, 2020

Filing: Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A

File 002-96634

Filing Date: October 26, 2021

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: October 31, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

File No. 002-96634

Filing date: October 30, 1997

(iii)

Amendment dated February 27, 1998 Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 002-96634

Filing date: August 24, 1998

(iv)

Amendment dated January 29, 2021, and to Exhibit A of the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A

File 002-96634

Filing Date: October 26, 2021

(v)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: October 31, 1996

(vi)

Amendment dated January 29, 2021 to Exhibit A of the Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A

File 002-96634

Filing Date: October 26, 2021

(h)	Other Material Contracts

(i)

Amended and Restated Fund Administration Agreement between Institutional Fiduciary Trust, on behalf of Money Market Portfolio and Franklin Templeton Services, LLC dated April 17, 2012

Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: October 29, 2012

(ii)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: October 26, 2018

(iii)

Amendment to Fund Services Agreement dated January 22, 2020 between Franklin Templeton Services, LLC and JPMorgan Chase Bank, N.A.

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 002-96634

Filing date: October 27, 2020

(iv)

Fund Services Agreement between Franklin Templeton Services, LLC and J.P Morgan Chase Bank dated January 22, 2020

Filing: Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A

File 002-96634

Filing Date: October 26, 2021

(i)	Legal Opinion

(i) Legal Opinion and Consent of Counsel dated October 26, 2007 Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-96634 Filing Date: October 26, 2007

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

Not Applicable

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: October 26, 2009

(ii)

Amendment to Distribution Plan pursuant to Rule 12b-1 on behalf of Money Market Portfolio dated May 13, 2020

Filing: Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A

File 002-96634

Filing Date: October 26, 2021

(n)	Rule 18f-3 Plan

Not Applicable

(p)	Code of Ethics

	(i)	Code of Ethics dated August 16, 2021 Filing: Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A File 002-96634 Filing Date: October 26, 2021

(q)	Power of Attorney

	(i)	Power of Attorney for Institutional Fiduciary Trust dated May 21, 2019 Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A File No. 002-96634 Filing date: October 27, 2020

	(ii)	Power of Attorney for The Money Market Portfolios dated May 21, 2019 Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A File No. 002-96634 Filing Date: October 31, 2019

(iii)

Power of Attorney for Institutional Fiduciary Trust for Christopher Kings dated December 10, 2021

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: January 20, 2022

(iv)

Power of Attorney for The Money Market Portfolios for Christopher Kings dated December 10, 2021

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: January 20, 2022

(v)

Power of Attorney dated May 10, 2021 Institutional Fiduciary Trust for Valerie Williams

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: June 10, 2021

(vi)

Power of Attorney dated May 10, 2021 The Money Market Portfolios for Valerie Williams

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 002-96634

Filing Date: June 10, 2021

Item 29. Persons Controlled by or Under Common Control with

Registrant

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), administrator of the Fund and investment advisor of the Master Fund, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriters

a) Franklin Distributors, LLC (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin EFT Trust

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Municipal Securities Trust

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Free Trust

Franklin Templeton ETF Trust

Franklin Templeton Trust

Franklin Templeton Variable Insurance Products Trust

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

ActiveShares ETF Trust

Legg Mason ETF Investment Trust

Legg Mason Global Asset Management Trust

Legg Mason Partners Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Investment Trust

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Money Market Trust

Western Asset Funds, Inc.

b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or by its shareholder services agent, Franklin Templeton Investor Services, LLC at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 12th day of April, 2022.

INSTITUTIONAL FIDUCIARY TRUST (Registrant)

By: /s/Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this

Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SONAL DESAI, Ph.D *	President and Chief Executive Officer -
SONAL DESAI, Ph.D	Investment Management Dated: April 12, 2022

MATTHEW T. HINKLE*	Chief Executive Officer-Finance and Administration
Matthew T. Hinkle	Dated: April 12, 2022

CHRISTOPHER KINGS*	Chief Financial Officer and Chief Accounting Officer
Christopher Kings	Dated: April 12, 2022

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: April 12, 2022

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: April 12, 2022

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: April 12, 2022

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: April 12, 2022

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: April 12, 2022

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: April 12, 2022

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: April 12, 2022

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: April 12, 2022

VALERIE M. WILLIAMS*	Trustee

Valerie M. Williams	Dated: April 12, 2022

*By /s/Steven J. Gray

Steven J. Gray,

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 12th

day of April, 2022.

THE MONEY MARKET PORTFOLIOS

By: /s/Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of The Money Market Portfolios in the capacities and on the dates indicated:

SONAL DESAI, Ph.D *	President and Chief Executive Officer -
SONAL DESAI, Ph.D	Investment Management Dated: April 12, 2022

MATTHEW T. HINKLE*	Chief Executive Officer-Finance and
Matthew T. Hinkle	Administration Dated: April 12, 2022

CHRISTOPHER KINGS*	Chief Financial Officer and Chief
Christopher Kings	Accounting Officer Dated: April 12, 2022

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: April 12, 2022

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: April 12, 2022

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: April 12, 2022

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: April 12, 2022

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: April 12, 2022

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: April 12, 2022

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: April 12, 2022

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: April 12, 2022

VALERIE M. WILLIAMS*	Trustee
Valerie M. Williams	Dated: April 12, 2022

*By /s/Steven J. Gray

Steven J. Gray,

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

INSTITUTIONAL FIDUCIARY TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

None